RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Total income from related parties and affiliated companies	$ 174,420	$ 174,932
Related party
Related Party Transaction [Line Items]
Total income from related parties and affiliated companies	(2)	21
Total expenses from related parties and affiliated companies	(2,725)	(2,457)
Seatankers Services (UK) LLP | Related party
Related Party Transaction [Line Items]
Total income from related parties and affiliated companies	0	6
Avance Gas AS | Related party
Related Party Transaction [Line Items]
Total income from related parties and affiliated companies	3	15
SFL Corporation | Related party
Related Party Transaction [Line Items]
Total income from related parties and affiliated companies	(5)	0
Seatankers Management Co. Ltd | Related party
Related Party Transaction [Line Items]
Total expenses from related parties and affiliated companies	(188)	(99)
Frontline Management (Bermuda) Limited | Related party
Related Party Transaction [Line Items]
Total expenses from related parties and affiliated companies	0	(96)
Frontline (Management) Cyprus Limited | Related party
Related Party Transaction [Line Items]
Total expenses from related parties and affiliated companies	(115)	(48)
Front Ocean Management AS | Related party
Related Party Transaction [Line Items]
Total expenses from related parties and affiliated companies	(403)	(273)
Front Ocean Management Ltd | Related party
Related Party Transaction [Line Items]
Total expenses from related parties and affiliated companies	(84)	(129)
Flex LNG Fleet Management AS | Related party
Related Party Transaction [Line Items]
Total expenses from related parties and affiliated companies	$ (1,935)	$ (1,812)